Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) (Interest Rate Swaps [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Derivative [Line Items]
Notional Amount	$ 1,795,781
Fair Value / Carrying Amount of Assets (Liability)	(187,616)
Swap Agreement One [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	800,000
Fair Value / Carrying Amount of Assets (Liability)	(139,215)
Weighted-Average Remaining Term (years)	8 years 4 months 24 days
Fixed Interest Rate	4.70%
Swap Agreement Two [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	815,781
Fair Value / Carrying Amount of Assets (Liability)	(45,147)
Weighted-Average Remaining Term (years)	6 years 1 month 6 days
Fixed Interest Rate	2.50%
Swap Agreement Three [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	180,000
Fair Value / Carrying Amount of Assets (Liability)	$ (3,254)
Weighted-Average Remaining Term (years)	3 months 18 days
Fixed Interest Rate	3.40%